Consolidated statement of cash flows - Parenthetical (Details) R in Millions	12 Months Ended
Dec. 31, 2023 ZAR (R)
Disclosure of subsidiaries [line items]
Acquisition of NCI	R 1,009 [1]
Keliber
Disclosure of subsidiaries [line items]
Acquisition of NCI	103
Century
Disclosure of subsidiaries [line items]
Acquisition of NCI	R 906
Percentage of voting equity interests acquired	49.85%

[1]	The acquisition of NCI relates to the cash consideration paid with the voluntary offer to the NCI of Keliber (R103 million) and acquisition of the remaining 49.85% interest in
Century after control was obtained (R906 million)